Income Taxes (Details 1)	Dec. 31, 2019 USD ($)
Deferred tax asset
Net Operating loss carryforward
Startup/Organizational Costs	18,950
Total deferred tax assets	18,950
Valuation Allowance	(18,950)
Deferred tax asset, net of allowance